POLICYHOLDERS' ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
POLICYHOLDERS' ACCOUNT BALANCES	POLICYHOLDERS' ACCOUNT BALANCES
Policyholders' account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities have enhanced first year crediting rates ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustment.
The balances and changes in policyholders' account balances follow.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	$14,308	$5,833	$20,141
Issuances	2,695	86	2,781
Premiums received	215	1,101	1,316
Policy charges	(185)	(19)	(204)
Surrenders and withdrawals	(1,276)	(109)	(1,385)
Interest credited	276	16	292
Benefit payments	—	(19)	(19)
Other	(8)	104	96
Balance, end of period	$16,025	$6,993	$23,018

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	—	$4,677	$4,677
Acquisition from business combination	13,802	—	$13,802
Issuances	101	29	130
Premiums received	35	424	459
Policy charges	(30)	(13)	(43)
Surrenders and withdrawals	(105)	(75)	(180)
Interest credited	4	25	29
Benefit payments	—	(34)	(34)
Other	—	(52)	(52)
Balance, end of period	$13,807	$4,981	$18,788
The reconciliation of policyholders' account balances to the policyholders' account balances' liability in the statements of financial position follow.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023	2022
Direct Insurance	$16,025	$14,308
Reinsurance	6,993	5,833
Total	$23,018	$20,141
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS AT JUN. 30, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$3,353	$5	$571	$94	$—	$4,023
	1% - 2%	772	460	2,090	2,199	—	5,521
	2% - 3%	1,618	515	347	2,526	—	5,006
	Greater than 3%	1,023	13	5	41	—	1,082
	Other[1]	—	—	—	—	393	393
	Total	$6,766	$993	$3,013	$4,860	$393	$16,025

Reinsurance	0% - 1%	$—	$522	$229	$7	$—	$758
	1% - 2%	—	—	—	—	—	—
	2% to 3%	—	—	—	—	—	—
	Greater than 3%	—	—	16	—	—	16
	Other[1]	—	—	—	—	6,219	6,219
	Total	$—	$522	$245	$7	$6,219	$6,993
[1]Other includes products with either a fixed rate or no guaranteed minimum crediting rate.

AS AT JUN. 30, 2022 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$3,502	$5	$641	$58	$—	$4,206
	1% - 2%	578	592	2,198	2,149	—	5,517
	2% - 3%	1,597	744	161	1	—	2,503
	Greater than 3%	1,063	6	—	1	—	1,070
	Other[1]	—	—	—	—	511	511
	Total	$6,740	$1,347	$3,000	$2,209	$511	$13,807

Reinsurance	—% - 1%	$—	$316	$181	$—	$—	$497
	1% - 2%	—	—	—	—	—	—
	2% to 3%	—	—	—	—	—	—
	Greater than 3%	—	—	—	—	—	—
	Other[1]	—	—	—	—	4,484	4,484
	Total	$—	$316	$181	$—	$4,484	$4,981
[1]Other includes products with either a fixed rate or no guaranteed minimum crediting rate.
MARKET RISK BENEFITS
The net balance of market risk benefit asset and liabilities of and changes in guaranteed minimum withdrawal benefits associated with annuity contracts follow.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	$44	$70	$114
Effect of changes in the beginning instrument-specific credit risk	44	(28)	16
Effect of model refinements	(9)	(14)	(23)
Effect of non-financial assumption update	(9)	—	(9)
Attributed fees collected	6	15	21
Interest accrual	2	1	3
Adjustment from deterministic to stochastic	9	(13)	(4)
Effect of experience variance	(7)	2	(5)
Effect of changes in financial assumptions	—	(26)	(26)
Effect of changes in the ending instrument-specific credit risk	(27)	23	(4)
Issuance	—	35	35
Balance, end of period, net of reinsurance	$53	$65	$118

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	$—	$66	$66
Acquisition from business combination	172	—	172
Effect of changes in the beginning instrument-specific credit risk	—	(1)	(1)
Attributed fees collected	1	11	12
Adjustment from deterministic to stochastic	2	(1)	1
Effect of experience variance	(1)	8	7
Effect of changes in financial assumptions	(58)	(39)	(97)
Effect of changes in the ending instrument-specific credit risk	(10)	(3)	(13)
Issuance	1	9	10
Balance, end of period, net of reinsurance	$107	$50	$157
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the market risk benefits amount in the statements of financial position follows.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023			2022
	Asset	Liability	Net	Asset	Liability	Net
Direct insurance	$13	$(66)	$(53)	$10	$(54)	$(44)
Reinsurance	—	(65)	(65)	—	(70)	(70)
Total	$13	$(131)	$(118)	$10	$(124)	$(114)